Note 3 - Fair Value Measurements	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Fair Value Disclosures [Text Block]
3.	FAIR VALUE MEASUREMENTS

The Company measures its cash equivalents and marketable securities at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company also determines the fair value of long-term investments and long-lived assets whenever events or changes in circumstances indicate the carrying value may
not
be recoverable. A
three
-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 –	Observable inputs such as quoted prices for identical instruments in active markets;
Level 2 –	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;
Level 3 –	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on recurring and nonrecurring bases were as follows:

(In Thousands)

	Fair Value Measurements at the End of the Reporting Period
	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a recurring basis at December 31, 2019

Cash and cash equivalents
Money market funds	$-	$169	$-	$169

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$35,693	$-	$-	$35,693

Long-term investments
Excelliance MOS Co., Ltd (“EMC”)	$3,180	$-	$-	$3,180

Items measured at fair value on a recurring basis at December 31, 2018

Cash and cash equivalents
Money market funds	$-	$165	$-	$165

Short-term investments
Time deposits with original maturity of more than 3 months but less than 12 months	$6,172	$-	$-	$6,172

Long-term investments
EMC	$9,417	$-	$-	$9,417

	Level 1	Level 2	Level 3	Total	Total Losses
Items measured at fair value on a nonrecurring basis at December 31, 2019

Long-term investments
Philip Ventures Enterprise Fund (“PVEF”)	$-	$-	$-	$-	$(30)
Sigurd Microelectronics (Cayman) Co., Ltd. (“Sigurd Cayman”)	-	-	992	992	-

	$-	$-	$992	$992	$(30)

Items measured at fair value on a nonrecurring basis at December 31, 2018

Long-term investments
PVEF	$-	$-	$36	$36	$-
Sigurd Cayman	-	-	992	992	(240)

	$-	$-	$1,028	$1,028	$(240)

The fair value estimates in the money market funds are based on observable market information rather than market quotes. Accordingly, the estimates of fair value for cash and cash equivalents were determined based on Level
2
inputs at
December 31, 2019
and
2018,
respectively.